Provision for Legal Proceedings - Schedule of Provision for Legal Proceedings (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Legal Proceedings [Line Items]
Balance at beginning	R$ 263	R$ 165	R$ 205
Balance at ending	223	263	165
Restricted deposits for legal proceedings	(9)	(26)	(44)
Net provision of judicial deposits	214	237	121
Additions	261	211	101
Reversals	(177)	(60)	(108)
Payments	(141)	(71)	(49)
Monetary correction	17	18	16
Tax Claims [Member]
Schedule of Provision for Legal Proceedings [Line Items]
Balance at beginning	62	55	109
Balance at ending	16	62	55
Restricted deposits for legal proceedings	(4)	(1)	(7)
Net provision of judicial deposits	12	61	48
Additions	7	17	14
Reversals	(37)	(6)	(73)
Payments	(9)	(4)
Monetary correction	(7)		5
Social security and labor [Member]
Schedule of Provision for Legal Proceedings [Line Items]
Balance at beginning	163	86	69
Balance at ending	174	163	86
Restricted deposits for legal proceedings	(2)	(15)	(29)
Net provision of judicial deposits	172	148	57
Additions	225	172	74
Reversals	(114)	(49)	(31)
Payments	(117)	(59)	(33)
Monetary correction	17	13	7
Civil [Member]
Schedule of Provision for Legal Proceedings [Line Items]
Balance at beginning	38	24	27
Balance at ending	33	38	24
Restricted deposits for legal proceedings	(3)	(10)	(8)
Net provision of judicial deposits	30	28	16
Additions	29	22	13
Reversals	(26)	(5)	(4)
Payments	(15)	(8)	(16)
Monetary correction	R$ 7	R$ 5	R$ 4